SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Total Revenues	$ 937,177		$ 1,397,275		$ 2,121,793	$ 3,189,800	$ 5,980,847	$ 10,200,957
Cost of Revenue:
Total Cost of Revenue	186,570		1,130,694		350,530	2,434,888	3,127,699	9,544,977
Gross Profit	750,607		266,581		1,771,263	754,912	2,853,148	655,980
Operating Expenses:
Marketing and advertising	2,987		198,888		12,453	593,575
Consulting fee	33,869		74,995		67,480	164,040
Warranty expense	669		9,219		2,168	18,644		40,724
Payroll expenses	171,090		83,995		390,996	204,707
Professional fees	533,434		449,745		855,661	874,417
Travel and entertainment	17,003		24,244		46,741	50,043
Reversal for credit losses - related party								1,262,146
Office expenses	15,785		4,005		35,233	10,036
Sales tax	4,428		5,055		19,009	21,899
State B&O tax						30
Other segment expenses	127,842		151,471		369,483	300,309
Other Income/(Expenses):
Marketing campaign			533,688			1,217,586
Interest income	33,042		131		61,693	448	14,413	675
Loss on deconsolidation							(5,310)
Interest expense			(8,082)			(24,584)
Other income
Other expense	(53,927)		(17,863)		(63,417)	(10,678)
Income tax	1,655		(1,751)		(444)	(6,074)	(4,651)	(7,824)
NET INCOME (LOSS)	(175,730)	$ 145,601	(228,913)	$ (77,177)	(30,129)	(306,090)	(24,926,364)	(776,960)
TOTAL SEGMENT ASSETS	11,227,035				11,227,035		11,172,586	7,349,651
Marketing and advertising	19,758		208,107		34,090	612,219	612,992	2,026,051
Loss from the change of the FV of Warrant Liability							(25,549,272)
TOTAL ASSETS	11,227,035				11,227,035		11,172,586	7,349,651
Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							5,980,847	10,200,957
Cost of Revenue:
Total Cost of Revenue							3,127,699	9,544,977
Gross Profit							2,853,148	655,980
Operating Expenses:
Consulting fee							234,911	546,284
Warranty expense								40,724
Payroll expenses							290,484	336,422
Professional fees							1,627,835	919,283
Travel and entertainment							64,223	659
Reversal for credit losses - related party								(1,262,146)
Office expenses							21,855	8,825
Sales tax							29,464	64,385
State B&O tax							30	5,509
Other segment expenses							585,542	280,957
Other Income/(Expenses):
Marketing campaign							1,217,586	1,779,528
Interest income							14,413	676
Loss on deconsolidation							(5,310)
Interest expense							(24,616)	(26,942)
Other income								55,068
Other expense							39,675	(23,491)
Income tax							(4,651)	7,824
NET INCOME (LOSS)							(24,926,364)	(776,960)
TOTAL SEGMENT ASSETS							11,172,586	7,349,651
Marketing and advertising							612,992	1,985,328
Loss from the change of the FV of Warrant Liability							(25,549,272)
TOTAL ASSETS							11,172,586	7,349,651
Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues	157,947		749,313		259,965	1,971,116	2,346,474	7,439,899
Product [Member] | Nonrelated Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							2,346,474	7,439,899
Product [Member] | Related Party [Member]
REVENUES
Total Revenues	5,143		146,655		141,691	146,789	515,756	6,270
Product [Member] | Related Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							515,756	6,270
Revenue Share Excluding AI And Intelligent Information Service [Member] | Related Party [Member]
REVENUES
Total Revenues	594,238		501,307		1,350,246	1,071,895
Intelligent Information Service [Member]
REVENUES
Total Revenues	152,719				310,101
Intelligent Information Service [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							222,661
AI Service Sharing [Member]
REVENUES
Total Revenues	27,130				59,790
E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue	38,463		213,049		55,039	569,017	670,405	2,039,708
E-commerce Platform Expenses [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							670,405	2,039,708
Product Cost [Member]
Cost of Revenue:
Total Cost of Revenue	92,490		836,639		233,292	1,746,262
Product Cost [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							2,223,113	6,002,463
Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue	5,997		20,358		12,270	33,536	71,144	176,451
Delivery and Freight Cost [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							71,145	176,451
Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue	49,620		60,648		49,929	86,073	163,037	1,326,355
Inventory Impairment Losses [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							163,037	1,326,355
Revenue Share [Member] | Related Party [Member]
REVENUES
Total Revenues	774,087		501,307		1,720,137	1,071,895	3,118,617	2,754,788
Revenue Share [Member] | Related Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							2,895,956	2,754,788
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member]
REVENUES
Total Revenues
Cost of Revenue:
Total Cost of Revenue
Gross Profit
Operating Expenses:
Marketing and advertising	42				64
Consulting fee
Warranty expense
Payroll expenses
Professional fees	29,885				42,300
Travel and entertainment
Reversal for credit losses - related party
Office expenses	320				960
Sales tax
State B&O tax
Other segment expenses	784				849	916
Other Income/(Expenses):
Marketing campaign
Interest income	424				843	(1)
Loss on deconsolidation
Interest expense
Other income
Other expense	(388)				(670)
Income tax
NET INCOME (LOSS)	(30,995)				(44,000)	(917)
TOTAL SEGMENT ASSETS	79,456				79,456
TOTAL ASSETS	79,456				79,456
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member] | Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member] | Product [Member] | Related Party [Member]
REVENUES
Total Revenues
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member] | Revenue Share Excluding AI And Intelligent Information Service [Member] | Related Party [Member]
REVENUES
Total Revenues
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member] | Intelligent Information Service [Member]
REVENUES
Total Revenues
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member] | AI Service Sharing [Member]
REVENUES
Total Revenues
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member] | E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member] | Product Cost [Member]
Cost of Revenue:
Total Cost of Revenue
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member] | Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment [Member] | Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue
North America [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							4,065,747	7,480,902
Cost of Revenue:
Total Cost of Revenue							2,126,193	6,999,837
Gross Profit							1,939,554	481,065
Operating Expenses:
Consulting fee							159,691	400,619
Warranty expense								29,865
Payroll expenses							197,470	246,716
Professional fees							1,106,593	674,159
Travel and entertainment							43,659	483
Reversal for credit losses - related party								(925,599)
Office expenses							14,857	6,472
Sales tax							20,029	47,217
State B&O tax							21	5,509
Other segment expenses							398,048	204,954
Other Income/(Expenses):
Marketing campaign							827,708	1,305,022
Interest income							9,798	674
Loss on deconsolidation							(3,610)
Interest expense							(16,734)	(19,616)
Other income								40,384
Other expense							26,971	(17,227)
Income tax							(4,651)	7,824
NET INCOME (LOSS)							(16,946,296)	(571,434)
TOTAL SEGMENT ASSETS	10,267,052				10,267,052		7,595,063	5,388,357
Marketing and advertising							416,708	1,455,946
Loss from the change of the FV of Warrant Liability							(17,368,256)
TOTAL ASSETS	10,267,052				10,267,052		7,595,063	5,388,357
North America [Member] | Product [Member] | Nonrelated Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							1,558,592	5,454,400
North America [Member] | Product [Member] | Related Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							387,136	6,270
North America [Member] | Intelligent Information Service [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							151,364
North America [Member] | E-commerce Platform Expenses [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							455,738	1,495,826
North America [Member] | Product Cost [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							1,511,260	4,401,924
North America [Member] | Delivery and Freight Cost [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							48,364	129,401
North America [Member] | Inventory Impairment Losses [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							110,832	972,686
North America [Member] | Revenue Share [Member] | Related Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							1,968,655	2,020,232
North America [Member] | Reportable Geographical Components [Member]
REVENUES
Total Revenues	908,215		995,903		2,086,952	2,204,784
Cost of Revenue:
Total Cost of Revenue	177,334		807,636		339,995	1,680,139
Gross Profit	730,881		188,267		1,746,957	524,645
Operating Expenses:
Marketing and advertising	2,854		143,405		12,251	409,583
Consulting fee	32,822		53,140		66,267	113,192
Warranty expense	669		6,509		2,161	12,865
Payroll expenses	165,803		59,845		384,617	141,253
Professional fees	487,988		316,972		796,262	603,371
Travel and entertainment	16,478		17,132		46,068	34,531
Reversal for credit losses - related party
Office expenses	14,987		2,858		33,702	6,925
Sales tax	4,291		3,751		18,800	15,111
State B&O tax						30
Other segment expenses	123,131		117,144		363,509	217,234
Other Income/(Expenses):
Marketing campaign			378,945			840,167
Interest income	31,610		131		59,702	449
Loss on deconsolidation
Interest expense			(31,834)			(31,843)
Other income
Other expense	(51,884)		(17,863)		(61,047)	(7,368)
Income tax	1,604		(1,751)		(485)	(6,074)
NET INCOME (LOSS)	(136,812)		(204,861)		21,490	(234,119)
North America [Member] | Reportable Geographical Components [Member] | Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues	157,947		536,139		259,965	1,360,081
North America [Member] | Reportable Geographical Components [Member] | Product [Member] | Related Party [Member]
REVENUES
Total Revenues	103		104,933		135,467	105,067
North America [Member] | Reportable Geographical Components [Member] | Revenue Share Excluding AI And Intelligent Information Service [Member] | Related Party [Member]
REVENUES
Total Revenues	575,874		354,831		1,328,130	739,636
North America [Member] | Reportable Geographical Components [Member] | Intelligent Information Service [Member]
REVENUES
Total Revenues	147,999				304,600
North America [Member] | Reportable Geographical Components [Member] | AI Service Sharing [Member]
REVENUES
Total Revenues	26,292				58,790
North America [Member] | Reportable Geographical Components [Member] | E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue	37,274		152,571		53,768	392,637
North America [Member] | Reportable Geographical Components [Member] | Product Cost [Member]
Cost of Revenue:
Total Cost of Revenue	86,161		598,566		225,779	1,204,968
North America [Member] | Reportable Geographical Components [Member] | Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue	5,812		14,253		12,054	23,141
North America [Member] | Reportable Geographical Components [Member] | Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue	48,087		42,246		48,394	59,393
Europe [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							1,915,100	2,720,055
Cost of Revenue:
Total Cost of Revenue							1,001,506	2,545,140
Gross Profit							913,594	174,915
Operating Expenses:
Consulting fee							75,220	145,665
Warranty expense								10,859
Payroll expenses							93,014	89,706
Professional fees							521,242	245,124
Travel and entertainment							20,564	176
Reversal for credit losses - related party								(336,547)
Office expenses							6,998	2,353
Sales tax							9,435	17,168
State B&O tax							9
Other segment expenses							187,494	75,786
Other Income/(Expenses):
Marketing campaign							389,878	474,506
Interest income							4,615
Loss on deconsolidation							(1,700)
Interest expense							(7,882)
Other income								14,684
Other expense							12,704	(6,264)
Income tax
NET INCOME (LOSS)							(7,980,068)	(196,039)
TOTAL SEGMENT ASSETS	880,528				880,528		3,577,523	1,959,205
Marketing and advertising							196,284	529,382
Loss from the change of the FV of Warrant Liability							(8,181,016)
TOTAL ASSETS	880,528				880,528		3,577,523	1,959,205
Europe [Member] | Product [Member] | Nonrelated Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							787,882	1,985,499
Europe [Member] | Product [Member] | Related Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							128,620
Europe [Member] | Intelligent Information Service [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							71,297
Europe [Member] | E-commerce Platform Expenses [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							214,667	543,882
Europe [Member] | Product Cost [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							711,853	1,600,539
Europe [Member] | Delivery and Freight Cost [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							22,781	47,050
Europe [Member] | Inventory Impairment Losses [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue							52,205	353,669
Europe [Member] | Revenue Share [Member] | Related Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues							927,301	734,556
Europe [Member] | Reportable Geographical Components [Member]
REVENUES
Total Revenues	28,962		401,372		34,841	985,016
Cost of Revenue:
Total Cost of Revenue	9,236		323,058		10,535	754,749
Gross Profit	19,726		78,314		24,306	230,267
Operating Expenses:
Marketing and advertising	91		55,483		138	183,992
Consulting fee	1,047		21,855		1,213	50,848
Warranty expense			2,710		7	5,779
Payroll expenses	5,287		24,150		6,379	63,454
Professional fees	15,561		132,773		17,099	271,046
Travel and entertainment	525		7,112		673	15,512
Reversal for credit losses - related party
Office expenses	478		1,147		571	3,111
Sales tax	137		1,304		209	6,788
State B&O tax
Other segment expenses	3,927		33,836		5,125	82,159
Other Income/(Expenses):
Marketing campaign			154,743			377,419
Interest income	1,008				1,148
Loss on deconsolidation
Interest expense						7,259
Other income
Other expense	(1,655)				(1,700)	(3,310)
Income tax	51				41
NET INCOME (LOSS)	(7,923)		(47,313)		(7,619)	71,054
Europe [Member] | Reportable Geographical Components [Member] | Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues			213,174			611,035
Europe [Member] | Reportable Geographical Components [Member] | Product [Member] | Related Party [Member]
REVENUES
Total Revenues	5,040		41,722		6,224	41,722
Europe [Member] | Reportable Geographical Components [Member] | Revenue Share Excluding AI And Intelligent Information Service [Member] | Related Party [Member]
REVENUES
Total Revenues	18,364		146,476		22,116	332,259
Europe [Member] | Reportable Geographical Components [Member] | Intelligent Information Service [Member]
REVENUES
Total Revenues	4,720				5,501
Europe [Member] | Reportable Geographical Components [Member] | AI Service Sharing [Member]
REVENUES
Total Revenues	838				1,000
Europe [Member] | Reportable Geographical Components [Member] | E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue	1,189		60,478		1,271	176,380
Europe [Member] | Reportable Geographical Components [Member] | Product Cost [Member]
Cost of Revenue:
Total Cost of Revenue	6,329		238,073		7,513	541,294
Europe [Member] | Reportable Geographical Components [Member] | Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue	185		6,105		216	10,395
Europe [Member] | Reportable Geographical Components [Member] | Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue	$ 1,533		18,402		$ 1,535	$ 26,680
CHINA | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues
Cost of Revenue:
Total Cost of Revenue
Gross Profit
Operating Expenses:
Consulting fee
Warranty expense
Payroll expenses
Professional fees
Travel and entertainment
Reversal for credit losses - related party
Office expenses
Sales tax
State B&O tax
Other segment expenses								217
Other Income/(Expenses):
Marketing campaign
Interest income								2
Loss on deconsolidation
Interest expense								(7,326)
Other income								0
Other expense
Income tax
NET INCOME (LOSS)								(9,487)
TOTAL SEGMENT ASSETS								2,089
Marketing and advertising
Loss from the change of the FV of Warrant Liability
TOTAL ASSETS								2,089
CHINA | Product [Member] | Nonrelated Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues
CHINA | Product [Member] | Related Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues
CHINA | Intelligent Information Service [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues
CHINA | E-commerce Platform Expenses [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Product Cost [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Delivery and Freight Cost [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Inventory Impairment Losses [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Revenue Share [Member] | Related Party [Member] | Reportable Segment, Aggregation before Other Operating Segment [Member]
REVENUES
Total Revenues
CHINA | Reportable Geographical Components [Member]
REVENUES
Total Revenues
Cost of Revenue:
Total Cost of Revenue
Gross Profit
Operating Expenses:
Marketing and advertising
Consulting fee
Warranty expense
Payroll expenses
Professional fees
Travel and entertainment
Reversal for credit losses - related party
Office expenses
Sales tax
State B&O tax
Other segment expenses			491
Other Income/(Expenses):
Marketing campaign
Interest income
Loss on deconsolidation
Interest expense			23,752
Other income
Other expense
Income tax
NET INCOME (LOSS)			23,261
CHINA | Reportable Geographical Components [Member] | Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues
CHINA | Reportable Geographical Components [Member] | Product [Member] | Related Party [Member]
REVENUES
Total Revenues
CHINA | Reportable Geographical Components [Member] | Revenue Share Excluding AI And Intelligent Information Service [Member] | Related Party [Member]
REVENUES
Total Revenues
CHINA | Reportable Geographical Components [Member] | Intelligent Information Service [Member]
REVENUES
Total Revenues
CHINA | Reportable Geographical Components [Member] | AI Service Sharing [Member]
REVENUES
Total Revenues
CHINA | Reportable Geographical Components [Member] | E-commerce Platform Expenses [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Reportable Geographical Components [Member] | Product Cost [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Reportable Geographical Components [Member] | Delivery and Freight Cost [Member]
Cost of Revenue:
Total Cost of Revenue
CHINA | Reportable Geographical Components [Member] | Inventory Impairment Losses [Member]
Cost of Revenue:
Total Cost of Revenue